Expenses - Restructuring Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance	$ 201	$ 56	$ 23
Payments and Other Adjustments	(153)	(100)	(107)
Ending balance	341	201	56
Employee Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	166	37	9
Payments and Other Adjustments	(115)	(57)	(64)
Ending balance	303	166	37
Real Estate Actions
Restructuring Reserve [Roll Forward]
Beginning balance	32	17	11
Payments and Other Adjustments	(36)	(17)	(12)
Ending balance	37	32	17
Asset and Other Write-offs
Restructuring Reserve [Roll Forward]
Beginning balance	3	2	3
Payments and Other Adjustments	(2)	(26)	(31)
Ending balance	1	3	2
Business Operations and IT
Restructuring Reserve [Roll Forward]
Accruals			(2)
Business Operations and IT | Employee Related Costs
Restructuring Reserve [Roll Forward]
Accruals			(2)
Business Operations and IT | Real Estate Actions
Restructuring Reserve [Roll Forward]
Accruals			0
Business Operations and IT | Asset and Other Write-offs
Restructuring Reserve [Roll Forward]
Accruals			0
State Street Beacon
Restructuring Reserve [Roll Forward]
Accruals	(7)	245	142
State Street Beacon | Employee Related Costs
Restructuring Reserve [Roll Forward]
Accruals	(7)	186	94
State Street Beacon | Real Estate Actions
Restructuring Reserve [Roll Forward]
Accruals	0	32	18
State Street Beacon | Asset and Other Write-offs
Restructuring Reserve [Roll Forward]
Accruals	0	$ 27	$ 30
Repositioning
Restructuring Reserve [Roll Forward]
Accruals	300
Repositioning | Employee Related Costs
Restructuring Reserve [Roll Forward]
Accruals	259
Repositioning | Real Estate Actions
Restructuring Reserve [Roll Forward]
Accruals	41
Repositioning | Asset and Other Write-offs
Restructuring Reserve [Roll Forward]
Accruals	$ 0